Issued Capital - Share Options Issued (Details) - $ / shares		12 Months Ended
	Sep. 02, 2021	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Share price at date of issue	$ 0.19
Dr Errol De Souza Share Options | Share Price Reaching Dollar 0.14 Per Share
Disclosure of classes of share capital [line items]
Share price at date of issue		$ 0.11
Exercise price		$ 0.04
Bionomics share volatility		105.00%
Risk free interest rate		0.42%
Mr Jack Moschakis And Ms Liz Doolin Share Options | Share Price Reaching Dollar 0.14 Per Share
Disclosure of classes of share capital [line items]
Share price at date of issue		$ 0.15
Exercise price		$ 0.04
Bionomics share volatility		105.00%
Risk free interest rate		0.43%